Executive and Supervisory Board Compensation	12 Months Ended
Dec. 31, 2023
Executive and Supervisory Board Compensation
Executive and Supervisory Board Compensation

(G.5) Executive and Supervisory Board Compensation

y Accounting Policy

The share-based payment amounts disclosed below in the table “Executive Board Compensation” are based on the grant date fair value of the share units in the respective year. In 2023, 2022, and 2021, share units were issued to the Executive Board members under the LTI 2020. For more information about the terms and details of this plan, see Note (B.3).

In the table “Share-Based Payment for Executive Board Members,” the share-based payment expense is the amount recorded in profit or loss under IFRS 2 (Share-Based Payment) in the respective period.

The total compensation of the Executive Board members for each of the years 2023, 2022, and 2021 was as follows:

Executive Board Compensation

€ thousands	2023	2022	2021
Short-term employee benefits	19,632	12,556	25,015
Share-based payment	24,469	20,726	25,095
Subtotal	44,101	33,282	50,110
Post-employment benefits	1,033	-1,429	464
Thereof defined-benefit	673	-1,433	461
Thereof defined-contribution	360	4	3
Termination Benefits	NA	9,600	NA
Total	45,134	41,453	50,574

Share-Based Payment for Executive Board Members

	2023	2022	2021
Number of share units granted	214,530	205,965	238,428
Total expense in € thousands	36,127	9,986	6,356

The defined benefit obligation (DBO) for pensions to Executive Board members and the annual pension entitlement of the members of the Executive Board on reaching age 62 based on entitlements from performance-based and salary-linked plans were as follows:

Retirement Pension Plan for Executive Board Members

€ thousands	2023	2022	2021
DBO 12/31	2,192	1,462	3,435
Annual pension entitlement	137	114	108

The total annual compensation of the Supervisory Board members is as follows:

Supervisory Board Compensation

€ thousands	2023	2022	2021
Total compensation	5,427	5,206	3,856
Thereof fixed compensation	3,185	3,149	3,176
Thereof committee remuneration	2,242	2,058	680

The Supervisory Board compensation is a short-term benefit. The Supervisory Board members do not receive any share-based payment for their services. As far as members who are employee representatives on the Supervisory Board receive share-based payment, such compensation is for their services as employees only and is unrelated to their status as members of the Supervisory Board.

Payments to/DBO for Former Executive Board Members

€ thousands	2023	2022	2021
Payments	2,329	2,217	2,159
DBO 12/31	33,251	31,217	42,313

SAP did not grant any compensation advance or credit to, or enter into any commitment for the benefit of, any member of the Executive Board or Supervisory Board in 2023, 2022, or 2021.